Related Party Transactions and Parties in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND PARTIES IN INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND PARTIES IN INTEREST TRANSACTIONS
Certain investments are held in shares of mutual funds managed by Fidelity. Fidelity is the Trustee as defined by the Plan, therefore, these qualify as party in interest transactions.
Additionally, as of December 31, 2025 and 2024, the Plan invested in 0.5 million and 0.3 million shares, respectively of Veralto common stock as part of the Veralto Corporation Stock Fund.
Effective May 9, 2025, the Danaher Corporation Stock Fund was discontinued and the remaining assets were reallocated to other available funds within the Plan.